UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04571
Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: November 30
Date of reporting period: December 1, 2015 – November 30, 2016
Item 1: Reports to Shareholders

Annual Report | November 30, 2016

Vanguard Pennsylvania Tax-Exempt Funds

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Advisor’s Report.	7
Pennsylvania Tax-Exempt Money Market Fund.	11
Pennsylvania Long-Term Tax-Exempt Fund.	26
About Your Fund’s Expenses.	66
Glossary.	68

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the 12 months ended November 30, 2016, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 0.22% for Investor Shares and 0.32% for Admiral Shares. Those results exceeded the –0.31% return of its benchmark index and were about even with the 0.28% average return of peer funds.

• Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.25%, surpassing the 0.08% average return of its peers.

• The –3.20% capital return of the Long-Term Fund’s Investor Shares was offset by a 3.42% interest income return.

• Municipal bond returns were strong for much of the fiscal year before prices tumbled.

Demand sank as faster economic growth and higher inflation appeared more likely.

• For the decade ended November 30, the Long-Term Fund’s average annual return of 3.93% for Investor Shares trailed that of its expense-free benchmark and surpassed that of its peers.

Total Returns: Fiscal Year Ended November 30, 2016
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Pennsylvania Tax-Exempt Money Market
Fund	0.42%	0.77%	0.25%	0.00%	0.25%
Other States Tax-Exempt Money Market Funds
Average					0.08
Other States Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	2.55%	4.65%	3.42%	-3.20%	0.22%
Admiral™ Shares	2.67	4.87	3.52	-3.20	0.32
Bloomberg Barclays PA Municipal Bond Index					-0.31
Pennsylvania Municipal Debt Funds Average					0.28

Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
7-day SEC yield for the Pennsylvania Tax-Exempt Money Market Fund; 30-day SEC yield for the Pennsylvania Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Total Returns: Ten Years Ended November 30, 2016
Average
Annual Return
Pennsylvania Tax-Exempt Money Market Fund	0.70%
Spliced Pennsylvania Tax-Exempt Money Market Funds Average	0.53
For a benchmark description, see the Glossary.
Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Pennsylvania Long-Term Tax-Exempt Fund Investor Shares	3.93%
Bloomberg Barclays PA Municipal Bond Index	4.30
Pennsylvania Municipal Debt Funds Average	3.40
Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
Pennsylvania Tax-Exempt Money Market Fund	0.16%	—	0.11%
Pennsylvania Long-Term Tax-Exempt Fund	0.20	0.12%	1.03

The fund expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2016, the funds’ expense ratios were: for the Pennsylvania Tax-Exempt Money Market Fund, 0.13%; and
for the Pennsylvania Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares. The expense ratio for the
Pennsylvania Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to
Financial Statements). Before the reduction, the expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by
Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

Peer groups: For the Pennsylvania Tax-Exempt Money Market Fund, Other States Tax-Exempt Money Market Funds; for the Pennsylvania
Long-Term Tax-Exempt Fund, Pennsylvania Municipal Debt Funds. In most, if not all, cases, the expense ratios for funds in the peer groups are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market funds’
expense ratios in the table above do not reflect expense reductions.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

If you’re like most investors, a big question on your mind is: What’s in store for the markets and the economy in 2017?

At Vanguard, we’re just as curious about the immediate future. But our curiosity is tempered by our belief that forecasts should give a range of possible outcomes, not pinpoint predictions. After all, there are bound to be occurrences the experts won’t see coming.

What really matters for investors

In 2016, we saw two cases in point: The United Kingdom’s June vote to exit the European Union and the November election of Donald Trump as U.S. president. Both unexpected outcomes triggered swift market reactions. But despite some short-term volatility, the markets’ 12-month performance as of November 30, 2016, proved to be less dramatic. U.S. stocks and bonds posted returns close to their long-term averages. International stocks and bonds also advanced, although returns for U.S. investors were reduced by the strength of the U.S. dollar.

The surprises of 2016 remind us to be skeptical of overly precise short-term predictions about 2017. At the cusp of a new year, market prognosticators forecast where the Standard & Poor’s 500 Index or the yield on the 10-year Treasury note will end up in 12 months. Such predictions can be attention-getting. They can also be dead wrong.

Investors are better off taking note of long-term trends that stand to influence our economies and markets. We’re watching these trends closely, and we discuss our latest assessment in our 2017 economic and market outlook, which you can read at vanguard.com/research.

Our global economic outlook: Expect stabilization, not stagnation

One phenomenon in particular that we’re watching is the low-growth, low-interest-rate environment that has marked the global economy since the 2008–09 financial crisis. We don’t think this economic backdrop is simply the result of cyclically weak demand or long-term stagnation. Instead, certain structural forces are contributing: Falling technology costs are restraining the amounts businesses are spending on capital investment, an aging population is weighing on growth in the developed world, and the free movement of capital and products across the globe has restrained prices and wages.

In the near term, these forces will continue to dampen growth, inflation, and interest rates. They also make it unlikely that further monetary stimulus from central banks will do much to spur growth.

I realize this all may sound gloomy, but that’s not how we see it. We expect global growth to stabilize at more modest levels, not stagnate. The world isn’t headed for Japanese-style deflation, in which a widespread sustained drop in prices puts economic activity into hibernation.

Market Barometer
	Average Annual Total Returns
	Periods Ended November 30, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	8.01%	8.88%	14.45%
Russell 2000 Index (Small-caps)	12.08	6.45	13.98
Russell 3000 Index (Broad U.S. market)	8.31	8.68	14.41
FTSE All-World ex US Index (International)	0.26	-1.76	4.71

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.17%	2.79%	2.43%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.22	3.64	3.43
Citigroup Three-Month U.S. Treasury Bill Index	0.25	0.08	0.07

CPI
Consumer Price Index	1.69%	1.17%	1.30%

In fact, we believe that global growth could pick up modestly over time. Our expectation is based on a potential rebound in productivity as new digital technologies are used more effectively. We also anticipate a slight recovery in the labor force as the baby boom generation finishes its transition to retirement, nudging up demand for workers.

Put expansion in perspective

Looking to the United States, the world’s largest economy remains firmly on a long-term-growth path of about 2% per year. That’s lower than the historical average of 3.25% since 1950. We see such growth at this level as fundamentally sound, rather than abnormally low. Our evaluation takes into account lower U.S. population growth and the reality that the economic expansion from the 1980s until the financial crisis was fueled by debt, distorting the numbers.

Turning to prices, we think that core U.S. inflation should modestly exceed 2% in 2017. That, in turn, will support further interest rate hikes by the Federal Reserve, similar to the one at the end of 2016.

We expect the Fed to raise rates in 2017 before taking an extended pause, and we see the federal funds rate staying below 2% through at least 2018.

Prepare for muted returns

And what about prospects for the markets? Vanguard’s outlook for global stocks and bonds remains the most guarded in ten years, given fairly high stock valuations

Expect more modest returns, rely on time-tested principles

In Vanguard’s economic and market outlook for 2017, Global Chief Economist Joseph Davis and his team offer a projection of more modest returns from the global stock and bond markets. They caution that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

The team’s simulations indicate that for the decade ending in 2026, the average annualized return of a 60% stock/40% bond portfolio is likely to be centered in the 3%–5% range after inflation. That’s below the actual average after-inflation return of 6% for the same portfolio for the nine decades since 1926.

Ultimately, our global market outlook points toward a somewhat more challenging environment, yet one in which, over time, investors with an appropriate level of discipline, diversification, and patience are likely to be rewarded with reasonable inflation-adjusted returns.

For more information about our expectations and the probability of various outcomes, see 2017
Economic and Market Outlook: Stabilization, Not Stagnation, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model® (VCMM)
regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from the VCMM are derived from 10,000 simulations for each modeled asset class. Simulations as of September 30, 2016. Results from the model may vary with each use and over time. For more information, see page 6.

and the low-interest-rate environment. We don’t expect global bond yields to increase materially from year-end 2016 levels.

Our outlook for global equities is annualized returns of 5%–8% over the next decade. This outlook isn’t bearish, but is actually fairly positive when you take into account the current low-rate environment. (See the box on page 5 for more.)

Focus on the four keys to investment success

Significant trends often happen gradually. Like shifting tides, they’re sometimes barely noticeable at first but ultimately can change the landscape entirely. Other times, apparent trends can end up receding before they have much of a long-term impact. Given the future’s inherent unpredictability, it’s not reasonable to expect a surefire block-buster revelation from any prognosticator or investment firm.

What to conclude, then? No matter what scenario plays out, we believe investors have the best chance for success if they stay focused on what they can control: their goals, asset allocation, and investment costs, along with the discipline to stick to a plan. As Tim Buckley, our chief investment officer, likes to say, this can be easy to say but harder to do, especially in times of uncertainty. Investors who can stay focused on those four keys will find themselves well-positioned to weather any market.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 12, 2016

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.
The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.
The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group.
The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S.
and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

Advisor’s Report

For the 12 months ended November 30, 2016, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 0.22% for Investor Shares and 0.32% for Admiral Shares. The fund outpaced its benchmark, the Bloomberg Barclays Pennsylvania Municipal Bond Index, which returned –0.31%, and was about equal with the 0.28% average return of its peers. Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.25%, exceeding the 0.08% average return of peer-group funds.

With municipal bond prices falling toward the end of the period, the Long-Term Fund’s 30-day SEC yield climbed from 2.40% to 2.55% for Investor Shares and from 2.48% to 2.67% for Admiral Shares. The Investor Shares’ 3.42% return of interest income offset their –3.20% capital return. The Money Market Fund’s 7-day SEC yield also rose, from 0.01% to 0.42%.

The funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, however, only the Money Market Fund owned such securities.

Please note that in the first quarter of 2017, Vanguard Pennsylvania Tax-Exempt Money Market Fund will change its name to Vanguard Pennsylvania Municipal Money Market Fund. The fund’s board decided to change the name to provide additional cash management flexibility. The investment objective and limitations of the fund will remain the same, including the 20% limitation on investments in securities that are subject to the AMT.

The investment environment

Overall municipal bond supply, which ran high at times, was matched for much of the fiscal year by solid demand from

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2015	2016
2 years	0.72%	1.16%
5 years	1.26	1.85
10 years	2.02	2.52
30 years	2.96	3.26
Source: Vanguard.

investors reaching for yield. However, that demand began to wane, then dropped markedly after the U.S. presidential election as the markets anticipated faster growth and higher inflation. U.S. Treasury yields rose and prices fell, resulting in a negative price return, which reduced total return to 1%. Municipal bonds as a whole saw even sharper movements and ended the period with a slightly negative return.

The Federal Reserve held to a slow and steady course toward normalizing monetary policy. In December 2015, for the first time in a decade, it increased the target range for the federal funds rate, bumping it to 0.25%–0.5% from near zero. The Fed cited considerable improvement in the labor market and its confidence that inflation would rise

Money market reform: What’s changed and what hasn’t

The final phase of money market reform took effect on October 14, 2016, the compliance date for the Securities and Exchange Commission’s new rules designed to enhance the stability and resilience of all money market funds.

Vanguard Pennsylvania Tax-Exempt Money Market Fund’s goal remains to provide the stability that shareholders have come to expect. The fund qualifies as a retail fund, which means it will seek to maintain a stable net asset value of $1 per share. (Institutional money market funds, which have floating share prices, are not offered by Vanguard.)

Under the new rules, we report the fund’s weekly liquid assets, daily market value to four decimal places, and daily net shareholder cash flow. (See your fund’s Portfolio &
Management tab on vanguard.com.)

Two other changes involve liquidity fees and redemption “gates,” tools to help keep funds stable during times of extreme market duress.

A fee of up to 2% may be imposed by the fund’s board on the sale of shares if the fund’s weekly liquid assets fall below specified thresholds of its total assets. (The SEC has strict definitions for “liquid” assets; generally this refers to assets that can be sold in the normal course of business with little impact on their price.) The fee would reduce the dollar amount you receive for your redemption.

A gate is a temporary suspension of redemptions. The board may impose either fees or gates or both. Please note that we manage our funds conservatively and seek to maintain liquidity above the levels at which fees or gates would be imposed. You can learn more in the prospectus, available at vanguard.com.

to its 2% objective. However, market expectations for further hikes were dampened in early 2016 by steep declines in commodity prices and weak economic growth, especially in China, and then in June by the uncertainty sparked by the United Kingdom’s vote to leave the European Union.

With financial markets recovering by the end of the summer and economic data improving, investors began anticipating another rate hike at the Fed’s December 2016 meeting. That anticipation was bolstered partly by third-quarter GDP.

The U.S. economy posted weak results in the early part of your fund’s fiscal year but showed a little more steam in the third quarter of 2016, growing 3.2%. Employment gains averaging about 180,000 per month in 2016 helped push the unemployment rate down to 4.6% in November, while wages trended modestly higher. GDP growth, lower unemployment, and a rebound in commodity prices helped nudge inflation closer to the Fed’s 2% objective.

In Pennsylvania, the unemployment rate rose to a preliminary figure of 5.7% from 4.7% over the 12 months. Pennsylvania’s economy has been growing slower than that of the United States as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia.

The bank’s index for Pennsylvania climbed about 1% from November 2015 to October 2016, while at the national level, it rose nearly 3%. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

Pennsylvania’s fiscal year 2016 budget was finally passed in March 2016, after a nine-month impasse. Although another stalemate was expected for the fiscal year 2017 budget, it was passed in July and “balanced” using a variety of stopgap measures. Without additional new revenue measures or significant spending cuts, Pennsylvania will remain burdened by an annual structural budget deficit of approximately $1 billion to $2 billion.

Additional challenges include a lack of “rainy day” reserves, large unfunded pension liabilities, and underfunded school districts.

In August 2016, Moody’s revised the outlook on its Aa3 rating to stable from negative, citing the timely budget passage and noting that the state’s challenges, while formidable, can be effectively addressed provided there is the political will to do so. The Standard & Poor’s rating remained AA– with a negative outlook, although in July the agency briefly placed Pennsylvania’s rating on credit watch with negative implications until the 2017 budget was passed. Fitch’s rating of AA– with a stable outlook remained unchanged.

Management of the funds

Our investment process at Vanguard focuses on adding value through a diversified mix of strategies that include duration, yield curve positioning, credit-quality decisions, and security selection within a budget determined and monitored by our risk management group. Our experienced team of credit analysts performs an objective, complete, and independent analysis of the overall creditworthiness of every issuer of bonds we own or consider owning.

When compared with its benchmark index, the Long-Term Fund benefited from the performance of its AA-rated bonds and bonds with maturities of 5–10 years.

Security selection met with mixed results. Our general obligation and transportation holdings boosted the Long-Term Fund’s relative performance, but our hospital and university revenue issues returns were weaker.

Through careful security selection, we were able to add yield without taking additional credit risk through our investments in lower coupon bonds, a growing part of our market.

A look ahead

After the close of the period, the Fed raised the short-term rate by 25 basis points and hinted that there may be three additional hikes in 2017. This aligns with our expectation that it will gradually raise rates to 1.5% in 2017, while leaving the rate below 2% through at least 2018. The pace of future hikes is likely to depend on economic growth. Although U.S. growth and inflation may exceed expectations for the first time in five years, we expect economic growth to be modest and inflation tame, especially compared with prior periods of economic recovery.

The dollar will likely remain strong as long as central banks such as the Bank of Japan and the European Central Bank maintain the accommodative monetary stances that have produced negative interest rates in those regions. In the United States, we believe that the Fed is likely to continue its dovish tightening over the next several years.

Of course, market conditions could change, especially given the results of the U.S. presidential election and the possibility that job growth and inflation could exceed expectations. But we are confident that our team of experienced managers, analysts, and traders can handle whatever the market brings and find opportunities that will produce competitive returns.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

James M. D’Arcy, CFA, Portfolio Manager

Justin A. Schwartz, CFA, Portfolio Manager,
Head of Municipal Money Market Funds

Vanguard Fixed Income Group

December 19, 2016

Pennsylvania Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2016

Financial Attributes
Ticker Symbol	VPTXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.42%
Average Weighted
Maturity	24 days

1 The expense ratio shown is from the prospectus dated March 29, 2016, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2016, the expense ratio was 0.13%, reflecting a temporary reduction in operating expenses (described in
Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

Pennsylvania Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2006, Through November 30, 2016
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2016

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Pennsylvania Tax-Exempt Money
Market Fund	0.25%	0.06%	0.70%	$10,720
Spliced Pennsylvania Tax-Exempt
• • • • • • •• Money Market Funds Average	0.08	0.02	0.53	10,547

For a benchmark description, see the Glossary.
Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

Pennsylvania Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2006, Through November 30, 2016
		Spliced PA
		Tax-Exempt
		Money Mkt
		Funds Avg.
Fiscal Year	Total Returns	Total Returns
2007	3.64%	3.14%
2008	2.42	1.93
2009	0.50	0.22
2010	0.12	0.00
2011	0.06	0.00
2012	0.03	0.01
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.01
2016	0.25	0.08

7-day SEC yield (11/30/2016): 0.42%
For a benchmark description, see the Glossary.
Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Pennsylvania Tax-Exempt Money
Market Fund	6/13/1988	0.16%	0.04%	0.75%

Pennsylvania Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2016

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
Pennsylvania (99.8%)
	Allegheny County PA GO VRDO	0.550%	12/7/16 LOC	3,500	3,500
	Allegheny County PA Higher Education Building
	Authority University Revenue (Carnegie Mellon
	University) VRDO	0.530%	12/1/16	79,620	79,620
	Allegheny County PA Hospital Development
	Authority Revenue (Concordia Lutheran) VRDO	0.570%	12/7/16 LOC	40,250	40,250
	Allegheny County PA Hospital Development
	Authority Revenue (Jefferson Regional Medical
	Center) VRDO	0.570%	12/7/16 LOC	22,000	22,000
[1,2]	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	0.750%	12/1/16 LOC	20,000	20,000
2	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.580%	12/1/16 LOC	1,000	1,000
	Allegheny County PA Industrial Development
	Authority Revenue (Western Pennsylvania
	School for Blind Children) VRDO	0.550%	12/7/16	10,000	10,000
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	0.520%	12/7/16 LOC	27,995	27,995
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	0.550%	12/7/16 LOC	4,165	4,165
	Butler County PA General Authority Revenue
	(Erie School District Project) VRDO	0.570%	12/7/16 LOC	12,340	12,340
	Butler County PA General Authority Revenue
	(North Allegheny School District Project) VRDO	0.550%	12/7/16	21,225	21,225
	Butler County PA Hospital Authority Revenue
	(Concordia Lutheran Obligated Group) VRDO	0.570%	12/7/16 LOC	7,345	7,345
	Butler County PA Hospital Authority Revenue
	(Concordia Lutheran Obligated Group) VRDO	0.570%	12/7/16 LOC	11,110	11,110
	Chambersburg PA Authority Revenue (Wilson
	College Project) VRDO	0.580%	12/7/16 LOC	9,000	9,000
	Chester County PA GO	5.000%	7/15/17 (Prere.)	4,345	4,465

Pennsylvania Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	ChesterCounty PA Industrial Development
	Authority Water Facilities Revenue (Aqua
	Pennsylvania Inc. Project) TOB VRDO	0.590%	12/7/16 (13)	15,935	15,935
	Delaware County PA Authority Revenue
	(Haverford College) VRDO	0.510%	12/7/16	29,845	29,845
	Delaware County PA Industrial Development
	Authority Airport Facilities Revenue (United
	Parcel Service Inc.) VRDO	0.600%	12/1/16	42,340	42,340
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue (Scott Paper
	Co.) VRDO	0.570%	12/7/16	2,100	2,100
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue (Scott Paper
	Co.) VRDO	0.570%	12/7/16	12,000	12,000
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue (Scott Paper
	Co.) VRDO	0.570%	12/7/16	13,490	13,490
	Delaware River Port Authority Pennsylvania &
	New Jersey Revenue VRDO	0.520%	12/7/16 LOC	17,310	17,310
	Emmaus PA General Authority Revenue VRDO	0.550%	12/7/16 LOC	36,285	36,285
	Emmaus PA General Authority Revenue VRDO	0.580%	12/7/16 LOC	15,200	15,200
	Emmaus PA General Authority Revenue VRDO	0.580%	12/7/16 LOC	5,700	5,700
	Emmaus PA General Authority Revenue VRDO	0.580%	12/7/16 LOC	10,000	10,000
	Emmaus PA General Authority Revenue VRDO	0.580%	12/7/16 LOC	12,000	12,000
	Emmaus PA General Authority Revenue VRDO	0.580%	12/7/16 LOC	1,200	1,200
	Emmaus PA General Authority Revenue VRDO	0.580%	12/7/16 LOC	4,300	4,300
	Emmaus PA General Authority Revenue VRDO	0.580%	12/7/16 LOC	500	500
	Emmaus PA General Authority Revenue VRDO	0.580%	12/7/16 LOC	17,900	17,900
	Emmaus PA General Authority Revenue VRDO	0.580%	12/7/16 LOC	6,700	6,700
	Emmaus PA General Authority Revenue VRDO	0.580%	12/7/16 LOC	2,800	2,800
	Emmaus PA General Authority Revenue VRDO	0.580%	12/7/16 LOC	6,500	6,500
	Emmaus PA General Authority Revenue VRDO	0.580%	12/7/16 LOC	900	900
	Emmaus PA General Authority Revenue VRDO	0.580%	12/7/16 LOC	2,200	2,200
2	Geisinger Authority Health System Pennsylvania
	Revenue (Geisinger Health System) TOB VRDO	0.580%	12/7/16	2,785	2,785
2	Geisinger Authority Health System Pennsylvania
	Revenue (Geisinger Health System) TOB VRDO	0.580%	12/7/16	5,230	5,230
2	Geisinger Authority Health System Pennsylvania
	Revenue (Geisinger Health System) TOB VRDO	0.580%	12/7/16	5,000	5,000
	Geisinger Authority Health System Pennsylvania
	Revenue (Geisinger Health System) VRDO	0.490%	12/1/16	50,000	50,000
	Geisinger Authority Health System Pennsylvania
	Revenue (Geisinger Health System) VRDO	0.510%	12/1/16	16,085	16,085
	Haverford Township PA School District GO VRDO	0.560%	12/7/16 LOC	11,735	11,735
	Lancaster County PA Hospital Authority Health
	Center Revenue (Masonic Homes Project) VRDO	0.510%	12/1/16 LOC	7,715	7,715
2	Lancaster County PA Hospital Authority Health
	System Revenue (Lancaster General Hospital
	Project) TOB VRDO	0.580%	12/7/16 (Prere.)	3,410	3,410
2	Lancaster County PA Hospital Authority Health
	System Revenue (Lancaster General Hospital
	Project) TOB VRDO	0.580%	12/7/16	6,765	6,765
2	Lancaster County PA Hospital Authority
	Revenue (University of Pennsylvania Health
	System) TOB VRDO	0.590%	12/7/16	3,750	3,750

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	6,930	7,141
Lower Merion PA School District GO VRDO	0.540%	12/7/16 LOC	20,315	20,315
Lower Merion PA School District GO VRDO	0.540%	12/7/16 LOC	35,495	35,495
Montgomery County PA GO VRDO	0.510%	12/1/16	29,900	29,900
Montgomery County PA Industrial Development
Authority Revenue (Friends’ Central School
Project) VRDO	0.550%	12/7/16 LOC	2,515	2,515
Montgomery County PA Redevelopment
Authority Revenue (Forge Gate Apartments
Project) VRDO	0.560%	12/7/16 LOC	9,765	9,765
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.540%	12/7/16	21,290	21,290
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.550%	12/7/16	2,300	2,300
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.520%	12/7/16	8,855	8,855
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.530%	12/7/16	14,805	14,805
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.530%	12/7/16	7,275	7,275
Northeastern Pennsylvania Hospital &
Educational Authority Revenue
(Commonwealth Medical College Project) VRDO	0.550%	12/7/16 LOC	4,640	4,640
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	0.600%	12/7/16 LOC	12,000	12,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/17	5,500	5,517
Pennsylvania Economic Development Financing
Authority Unemployment Compensation Revenue	5.000%	7/1/17	7,605	7,788
2 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.590%	12/7/16 (13)	9,900	9,900
Pennsylvania GO	4.250%	3/1/17 (Prere.)	6,000	6,054
Pennsylvania GO	5.000%	3/1/17 (Prere.)	10,000	10,106
Pennsylvania GO	5.000%	3/1/17	16,540	16,718
Pennsylvania GO	5.000%	3/15/17	1,330	1,347
Pennsylvania GO	5.000%	6/1/17	1,100	1,123
Pennsylvania GO	5.000%	8/1/17 (Prere.)	9,290	9,549
2 Pennsylvania GO TOB VRDO	0.580%	12/7/16	5,000	5,000
2 Pennsylvania GO TOB VRDO	0.590%	12/7/16	10,400	10,400
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.530%	12/7/16 LOC	12,535	12,535
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.550%	12/7/16 LOC	9,395	9,395
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.550%	12/7/16 LOC	25,070	25,070
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.520%	12/7/16 LOC	15,750	15,750

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.580%	12/7/16 LOC	4,100	4,100
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	0.580%	12/7/16	5,865	5,865
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	0.620%	12/7/16	4,095	4,095
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.500%	12/7/16 LOC	69,695	69,695
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.580%	12/7/16	15,300	15,300
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.580%	12/7/16	6,835	6,835
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.610%	12/7/16	2,300	2,300
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.600%	12/7/16	20,800	20,800
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.600%	12/7/16	4,700	4,700
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.600%	12/7/16	8,355	8,355
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.600%	12/7/16	25,760	25,760
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.600%	12/7/16	20,600	20,600
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.600%	12/7/16	16,360	16,360
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.600%	12/7/16	6,700	6,700
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.600%	12/7/16	17,220	17,220
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.600%	12/7/16	6,085	6,085
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.940%	1/6/17	5,000	5,000
2 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.580%	12/7/16	6,315	6,315
Pennsylvania State University Revenue PUT	0.660%	6/1/17	42,000	42,000
2 Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue TOB VRDO	0.580%	12/7/16	10,500	10,500
PhiladelphiaAirport CP	0.600%	12/8/16 LOC	3,000	3,000
PhiladelphiaAirport CP	0.770%	1/5/17 LOC	6,000	6,000
PhiladelphiaAuthority for Industrial Development
Revenue (Gift of Life Donor Program) VRDO	0.520%	12/7/16 LOC	9,975	9,975
PhiladelphiaPA Airport Revenue VRDO	0.590%	12/7/16 LOC	19,190	19,190
PhiladelphiaPA Airport Revenue VRDO	0.590%	12/7/16 LOC	29,555	29,555
2 PhiladelphiaPA Authority for Industrial
Development Revenue (Children’s Hospital of
Philadelphia Project) TOB VRDO	0.580%	12/7/16	7,500	7,500
2 PhiladelphiaPA Authority for Industrial
Development Revenue (Children’s Hospital of
Philadelphia Project) TOB VRDO	0.580%	12/7/16	3,750	3,750

Pennsylvania Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/17	5,910	5,993
	Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	11,000	11,380
	Philadelphia PA Gas Works Revenue CP	0.660%	1/5/17 LOC	21,500	21,500
	Philadelphia PA Gas Works Revenue VRDO	0.550%	12/7/16 LOC	3,490	3,490
	Philadelphia PA Gas Works Revenue VRDO	0.550%	12/7/16 LOC	30,000	30,000
2	PhiladelphiaPA Hospitals & Higher Education
	Facilities Authority Hospital Revenue (Children’s
	Hospital of Philadelphia Project) TOB VRDO	0.580%	12/7/16	4,765	4,765
	Philadelphia PA Hospitals & Higher Education
	Facilities Authority Hospital Revenue (Children’s
	Hospital of Philadelphia Project) VRDO	0.530%	12/1/16	56,200	56,200
	Philadelphia PA Hospitals & Higher Education
	Facilities Authority Hospital Revenue (Children’s
	Hospital of Philadelphia Project) VRDO	0.530%	12/1/16	4,200	4,200
	Philadelphia PA Industrial Development
	Authority Lease Revenue VRDO	0.520%	12/7/16 LOC	40,050	40,050
	Philadelphia PA TRAN	2.000%	6/30/17	14,455	14,542
	Philadelphia PA Water & Waste Water
	Revenue VRDO	0.540%	12/7/16 LOC	31,860	31,860
	Pittsburgh PA Water & Sewer Authority
	Revenue VRDO	0.550%	12/7/16 LOC	50,750	50,750
	Pittsburgh PA Water & Sewer Authority
	Revenue VRDO	0.550%	12/7/16 LOC	5,200	5,200
	Ridley PA School District GO VRDO	0.560%	12/7/16 LOC	9,995	9,995
	Somerset PA Area School District GO	5.000%	3/15/17 (Prere.)	5,000	5,060
2	Southcentral Pennsylvania General Authority
	Revenue (WellSpan Health Obligated Group)
	TOB VRDO	0.580%	12/7/16	6,670	6,670
2	Southcentral Pennsylvania General Authority
	Revenue (WellSpan Health Obligated Group)
	TOB VRDO	0.580%	12/7/16	3,000	3,000
2	Southcentral Pennsylvania General Authority
	Revenue (WellSpan Health Obligated Group)
	TOB VRDO	0.580%	12/7/16	10,000	10,000
2	Southcentral Pennsylvania General Authority
	Revenue (WellSpan Health Obligated Group)
	TOB VRDO	0.590%	12/7/16	9,710	9,710
	St. Mary Hospital Authority Pennsylvania Health
	System Revenue (Catholic Health Initiatives)
	VRDO	0.550%	12/7/16	40,800	40,800
	State Public School Building Authority
	Pennsylvania School Revenue (North Allegheny
	School District Project) VRDO	0.550%	12/7/16	18,110	18,110
	Union County PA Higher Educational Facilities
	Financing Authority University Revenue
	(Bucknell University) VRDO	0.590%	12/7/16	2,985	2,985
	University of Pittsburgh of the Commonwealth
	System of Higher Education Pennsylvania
	(University Capital Project) RAN	2.000%	8/15/17	25,000	25,246
	University of Pittsburgh PA Revenue CP	0.910%	12/1/16	20,000	20,000
	University of Pittsburgh PA Revenue CP	0.920%	12/1/16	20,000	20,000
	University of Pittsburgh PA Revenue CP	0.630%	1/5/17	7,500	7,500
	University of Pittsburgh PA Revenue CP	0.630%	1/5/17	7,500	7,500
	University of Pittsburgh PA Revenue CP	0.860%	1/18/17	10,000	10,000

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Pittsburgh PA Revenue CP	0.860%	1/18/17	20,000	20,000
University of Pittsburgh PA Revenue CP	0.880%	1/18/17	16,621	16,621
Washington County PA Hospital Authority
Revenue (University of Pennsylvania) VRDO	0.520%	12/7/16	10,495	10,495
York County PA GO	4.000%	12/1/16 (ETM)	1,750	1,750
Total Tax-Exempt Municipal Bonds (Cost $1,867,170)				1,867,170

				Amount
				($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard				143
Receivables for Investment Securities Sold				5,140
Receivables for Accrued Income				2,796
Receivables for Capital Shares Issued				4,222
Other Assets				5,691
Total Other Assets				17,992
Liabilities
Payables for Investment Securities Purchased				(7,466)
Payables for Capital Shares Redeemed				(2,801)
Payables for Distributions				(23)
Payables to Vanguard				(3,713)
Other Liabilities				(153)
Total Liabilities				(14,156)
Net Assets (100%)
Applicable to 1,870,897,558 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,871,006
Net Asset Value Per Share				$1.00

At November 30, 2016, net assets consisted of:
				Amount
				($000)
Paid-in Capital				1,871,001
Undistributed Net Investment Income				5
Accumulated Net Realized Gains				—
Net Assets				1,871,006

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate value of these securities was $185,780,000, representing 9.9% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2016
($000)
Investment Income
Income
Interest	7,133
Total Income	7,133
Expenses
The Vanguard Group—Note B
Investment Advisory Services	416
Management and Administrative	2,118
Marketing and Distribution	529
Custodian Fees	24
Auditing Fees	30
Shareholders’ Reports	9
Trustees’ Fees and Expenses	1
Total Expenses	3,127
Expense Reduction—Note B	(662)
Net Expenses	2,465
Net Investment Income	4,668
Realized Net Gain (Loss) on Investment Securities Sold	8
Net Increase (Decrease) in Net Assets Resulting from Operations	4,676

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,668	216
Realized Net Gain (Loss)	8	(13)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,676	203
Distributions
Net Investment Income	(4,663)	(216)
Realized Capital Gain	—	—
Total Distributions	(4,663)	(216)
Capital Share Transactions (at $1.00 per share)
Issued	1,242,404	1,368,356
Issued in Lieu of Cash Distributions	4,476	210
Redeemed	(1,435,183)	(1,534,235)
Net Increase (Decrease) from Capital Share Transactions	(188,303)	(165,669)
Total Increase (Decrease)	(188,290)	(165,682)
Net Assets
Beginning of Period	2,059,296	2,224,978
End of Period[1]	1,871,006	2,059,296
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $5,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.002	.0001	.0001	.0001	.0003
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.002	.0001	.0001	.0001	.0003
Distributions
Dividends from Net Investment Income	(.002)	(.0001)	(.0001)	(.0001)	(.0003)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.002)	(.0001)	(.0001)	(.0001)	(.0003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.25%	0.01%	0.01%	0.01%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,871	$2,059	$2,225	$2,455	$2,474
Ratio of Expenses to Average Net Assets[2]	0.13%	0.05%	0.06%	0.10%	0.15%
Ratio of Net Investment Income to
Average Net Assets	0.24%	0.01%	0.01%	0.01%	0.03%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16%, 0.16%, 0.16%, 0.16%, and 0.16%. See Note B
in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2016, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Pennsylvania Tax-Exempt Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2016, the fund had contributed to Vanguard capital in the amount of $143,000, representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended November 30, 2016, Vanguard’s expenses were reduced by $662,000 (an effective annual rate of 0.03% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At November 30, 2016, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2016, such purchases and sales were $544,124,000 and $529,075,000, respectively.

E. Management has determined that no material events or transactions occurred subsequent to November 30, 2016, that would require recognition or disclosure in these financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VPAIX	VPALX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.55%	2.67%

Financial Attributes

			Bloomberg
		Bloomberg	Barclays
		Barclays PA	Municipal
		Muni Bond	Bond
	Fund	Index	Index

Number of Bonds	711	1,800	50,263

Yield to Maturity
(before expenses)	3.1%	3.0%	2.8%

Average Coupon	4.8%	4.8%	4.8%

Average Duration	6.9 years	7.1 years	6.6 years

Average Stated
Maturity	15.8 years	12.9 years	12.8 years

Short-Term
Reserves	4.1%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays PA	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.99	0.98
Beta	1.07	1.08
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	3.6%
1 - 3 Years	7.1
3 - 5 Years	2.8
5 - 10 Years	7.8
10 - 20 Years	46.6
20 - 30 Years	31.0
Over 30 Years	1.1

Distribution by Credit Quality (% of portfolio)
AAA	2.6%
AA	47.1
A	39.0
BBB	8.3
Not Rated	3.0

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity
Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2016, the expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

Pennsylvania Long-Term Tax-Exempt Fund

Investment Focus

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2006, Through November 30, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended November 30, 2016

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Pennsylvania Long-Term Tax-Exempt
	Fund Investor Shares	0.22%	3.91%	3.93%	$14,707
	Bloomberg Barclays PA Municipal Bond
• • • • • • • •
	Index	-0.31	3.62	4.30	15,233

– – – –	Pennsylvania Municipal Debt Funds
	Average	0.28	3.43	3.40	13,971
	Bloomberg Barclays Municipal Bond
	Index	-0.22	3.43	4.09	14,929
Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
Pennsylvania Long-Term Tax-Exempt Fund
Admiral Shares	0.32%	4.00%	4.02%	$74,123
Bloomberg Barclays PA Municipal Bond Index	-0.31	3.62	4.30	76,165
Bloomberg Barclays Municipal Bond Index	-0.22	3.43	4.09	74,645

See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2006, Through November 30, 2016
				Bloomberg
				Barclays PA
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2007	4.50%	-2.20%	2.30%	3.40%
2008	4.19	-8.67	-4.48	-1.82
2009	4.67	7.65	12.32	13.08
2010	4.10	0.18	4.28	4.31
2011	4.16	1.91	6.07	6.47
2012	3.91	6.52	10.43	10.26
2013	3.50	-7.46	-3.96	-2.90
2014	4.01	5.89	9.90	8.32
2015	3.67	0.03	3.70	3.35
2016	3.42	-3.20	0.22	-0.31

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	6.38%	5.00%	4.06%	0.57%	4.63%
Admiral Shares	5/14/2001	6.48	5.09	4.14	0.57	4.71

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.6%)
Pennsylvania (101.4%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	4,000	4,402
Allegheny County PA GO	5.000%	11/1/27	2,575	2,851
Allegheny County PA GO	5.000%	11/1/28	5,000	5,761
Allegheny County PA GO	5.000%	11/1/29	8,000	9,156
Allegheny County PA GO	4.000%	11/1/30	3,000	3,097
Allegheny County PA GO	5.000%	12/1/30	1,365	1,519
Allegheny County PA GO	5.250%	12/1/32	1,000	1,130
Allegheny County PA GO	5.250%	12/1/33	1,000	1,126
Allegheny County PA GO	5.000%	12/1/34	1,695	1,864
Allegheny County PA GO	5.000%	12/1/34	3,600	3,990
Allegheny County PA GO	5.000%	12/1/37 (4)	10,000	11,065
Allegheny County PA GO	5.000%	12/1/37	10,000	10,991
Allegheny County PA GO	5.000%	11/1/41	20,450	22,320
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie Mellon
University) VRDO	0.530%	12/1/16	9,200	9,200
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	2,545	2,678
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.250%	3/1/21 (Prere.)	4,005	4,555
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	770	884
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	1,700	1,951
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	1,940	2,226
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/28	1,950	2,230
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/30	2,375	2,454

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/30	1,180	1,308
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/31	1,550	1,593
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/33	2,045	2,085
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/33	1,375	1,479
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,020	4,354
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.414%	2/1/37	3,000	2,726
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,835	11,754
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.580%	12/1/16 LOC	2,365	2,365
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.580%	12/1/16 LOC	49,000	49,000
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,579
Allegheny County PA Sanitary Authority Sewer
Revenue	5.500%	12/1/16 (ETM)	11,295	11,296
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/26 (4)	4,925	5,488
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/27 (15)	5,300	6,070
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/30 (4)	3,500	3,859
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/30 (15)	3,400	3,822
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/35 (4)	2,500	2,502
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/35	6,000	6,559
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/36 (4)	2,140	2,131
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/40	4,250	4,599
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/41 (15)	3,500	3,859
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/44 (15)	6,210	6,835
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/45	4,620	4,977
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	1,180	1,265

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	250	265
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	11,530	11,944
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	11,120	11,449
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,779
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,177
Bensalem Township PA School District GO	5.250%	6/15/17 (Prere.)	3,700	3,788
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	3,826
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,053
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,935	7,374
Bethel Park PA School District GO	5.000%	8/1/26	650	760
Bethel Park PA School District GO	5.000%	8/1/27	1,300	1,506
Bethel Park PA School District GO	5.000%	8/1/28	2,745	3,155
Bethel Park PA School District GO	5.000%	8/1/29	2,500	2,852
Bethel Park PA School District GO	4.000%	8/1/31	2,500	2,560
Bristol Township PA School District GO	5.250%	6/1/37	3,000	3,265
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.550%	12/7/16 LOC	1,000	1,000
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,217
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,160
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	3,721
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/40 (4)	1,000	1,093
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.125%	7/1/19 (Prere.)	1,075	1,228
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.250%	7/1/19 (Prere.)	310	355
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/26	500	562
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/27	490	545
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/28	540	596
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/29	1,670	1,829
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/30	1,370	1,487
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/35	4,430	4,729
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/39	3,250	3,428
Cambria County PA GO	5.000%	8/1/23 (ETM)	245	288
Cambria County PA GO	5.000%	8/1/23	1,255	1,400

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Canon-McMillan PA School District GO	5.000%	12/15/37 (15)	3,000	3,287
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/27	1,530	1,728
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/28	1,605	1,802
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/30	1,135	1,257
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/40	4,000	4,341
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.500%	12/1/31	7,125	7,989
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,289
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/21 (Prere.)	4,465	5,370
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/21 (Prere.)	6,930	8,580
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	6,857
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	5,000	5,414
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	3,227
ChartiersValley PA School District GO	5.000%	10/15/35	1,135	1,246
ChartiersValley PA School District GO	5.000%	10/15/40	2,750	3,001
CheltenhamTownship PA School District GO	5.000%	2/15/38	1,530	1,684
2 CheltenhamTownship PA School District GO	5.000%	3/15/38	4,210	4,524
CheltenhamTownship PA School District GO	5.000%	2/15/40	1,675	1,840
ChesterCounty PA GO	5.000%	11/15/31	3,000	3,374
ChesterCounty PA GO	5.000%	11/15/31	2,350	2,650
ChesterCounty PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	2,935
ChesterCounty PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	32,629
ChesterCounty PA Industrial Development
Authority Student Housing Revenue (University
Student Housing LLC Project)	5.000%	8/1/30	1,100	1,150
ChesterCounty PA Industrial Development
Authority Student Housing Revenue (University
Student Housing LLC Project)	5.000%	8/1/35	785	808
ChesterCounty PA Industrial Development
Authority Student Housing Revenue (University
Student Housing LLC Project)	5.000%	8/1/45	2,990	3,049
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/29	2,000	2,108
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	4,997
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/33	3,000	3,109
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,375

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clarion County PA Industrial Development
Authority Revenue (Clarion University Foundation
Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,038
Commonwealth Financing Authority Pennsylvania
Revenue	5.000%	6/1/28	1,365	1,507
Commonwealth Financing Authority Pennsylvania
Revenue	5.000%	6/1/31	5,000	5,447
Commonwealth Financing Authority Pennsylvania
Revenue	5.000%	6/1/33	7,760	8,403
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/19 (Prere.)	1,800	1,983
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	200	217
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/30	1,000	1,124
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/31	750	839
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/32	800	891
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	2,225	2,443
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/34	1,420	1,563
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,175
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	3,906
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	5.000%	5/1/37	2,500	2,561
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/19 (Prere.)	125	139
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/19 (Prere.)	12,845	14,274
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	135	148
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/30	3,745	3,816
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/31	2,190	2,219
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/32	2,000	2,014
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/34	1,275	1,411
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/35	1,000	1,101

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/36	500	547
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	2,320	2,526
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/42	21,040	22,477
Delaware County PA Authority Hospital Revenue
(Crozer-Keystone Obligated Group)	5.000%	12/15/16 (Prere.)	5,025	5,034
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/19 (Prere.)	600	666
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/40	2,500	2,714
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/45	1,500	1,623
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.600%	12/1/16	1,700	1,700
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/27	3,240	3,636
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/40	1,500	1,632
Delaware County PA Vocational-Technical
School Authority Lease Revenue (Delaware
County Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,352
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,100	1,241
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/30	500	557
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/33 (15)	4,000	4,082
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,672
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,517
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	2,989
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,000	3,285
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	1,081
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	3,500	3,843
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/34	3,500	3,804
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	10,812
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	12,000	12,980
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	10,000	10,791
Delaware Valley PA Regional Finance Authority
Revenue	7.750%	7/1/27 (2)	130	176

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	7,585	8,797
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	5,410	6,369
Doylestown PA Hospital Authority Revenue	5.000%	7/1/18 (Prere.)	3,455	3,658
Doylestown PA Hospital Authority Revenue	5.000%	7/1/18 (Prere.)	3,000	3,177
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,019
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,740
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,244
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,063
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	916
Doylestown PA Hospital Authority Revenue	5.000%	7/1/46	8,000	8,315
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,338
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	825	867
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/34	1,000	1,034
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,287
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	4,250	4,336
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/47	3,750	3,818
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/38	2,500	2,669
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/41	2,100	2,237
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/26 (15)	200	225
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/27 (15)	250	280
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/28 (15)	250	279
Erie City PA Water Authority Revenue	5.000%	12/1/49 (4)	5,000	5,440
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/32	1,325	1,444
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/33	1,395	1,513
Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,319
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,075	18,528
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.125%	6/1/34	5,000	5,296
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.250%	6/1/39	20,735	22,048
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/41	5,000	5,405
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.490%	12/1/16	19,750	19,750

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.510%	12/1/16	14,900	14,900
Hampden Township PA GO	5.000%	5/15/31	1,060	1,173
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	4,410
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,430
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,185
Huntingdon County PA General Authority Revenue	5.000%	5/1/46	7,465	7,784
Jim Thorpe PA Area School District GO	5.000%	3/15/25 (15)	370	421
Jim Thorpe PA Area School District GO	5.000%	3/15/27 (15)	300	338
Lackawanna County PA GO	5.000%	9/15/17 (Prere.)	1,975	2,039
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,842
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,309
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	976
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,335
Lancaster County PA Hospital Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/42	7,825	8,475
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System Revenue	5.250%	12/15/30	3,000	3,347
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System Revenue	5.250%	12/15/31	4,235	4,697
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System Revenue	5.250%	12/15/32	2,600	2,872
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System Revenue	5.000%	12/15/33	7,000	7,682
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.000%	5/1/21	500	531
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.375%	5/1/28	1,250	1,343
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.750%	5/1/35	2,200	2,363
Lehigh County PA Authority Water & Sewer
Revenue	0.000%	12/1/24	1,695	1,293
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	14,305	15,416
Lehigh County PA Authority Water & Sewer
Revenue	5.125%	12/1/47	3,000	3,250
Lehigh County PA General Purpose Authority
Revenue (Good Shepherd Obligated Group)	4.000%	11/1/46	3,485	3,402
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/18 (Prere.)	5,000	5,348
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/27	550	633
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33	5,000	5,032
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/35	18,000	17,813
Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	5,885	6,068
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,775
Luzerne County PA GO	5.000%	11/15/29 (4)	2,500	2,698
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	10,850
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	4/1/18 (Prere.)	5,395	5,689

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,198
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	5,989
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System Project)	5.375%	7/1/23	565	609
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System Project)	5.500%	7/1/28	35	38
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,270
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,541
Middletown PA School District GO	5.000%	3/1/29	1,660	1,820
Middletown PA School District GO	5.000%	3/1/30	2,865	3,137
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	2,007
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/32	1,400	1,474
2 Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	7/1/41	3,660	3,874
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	1,500	1,653
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,359
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	10,865	11,643
Montgomery County PA GO	4.000%	4/1/29	3,080	3,230
Montgomery County PA GO VRDO	0.510%	12/1/16	2,780	2,780
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,000	5,313
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	14,705	15,923
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/33	13,545	14,237
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/29	2,580	2,746
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/30	1,000	1,056
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,202
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/24	1,165	1,315
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/25	1,200	1,337
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/26	1,000	1,101
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/27	1,000	1,090

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/40	12,000	12,511
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	4,000	4,179
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/28	3,795	4,118
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/30	5,000	5,319
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	11,834
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	18,500	19,345
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	3,300	3,451
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	4,110	4,377
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/30	775	825
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46	3,730	3,855
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/20 (Prere.)	10,000	11,315
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,565	1,739
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing Care
Retirement Community Inc.)	5.000%	1/1/30	1,250	1,239
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing Care
Retirement Community Inc.)	5.250%	1/1/40	4,000	3,850
Montour PA School District GO	5.000%	4/1/40 (4)	3,170	3,426
Moon Area School District PA GO	5.000%	11/15/28	2,970	3,314
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	3,500	3,739
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,714
Northampton County PA General Purpose
Authority College Revenue (Moravian College)	5.000%	10/1/40	1,125	1,183
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s Hospital
Project)	5.375%	8/15/18 (Prere.)	6,675	7,139
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.500%	8/15/18 (Prere.)	45	48

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s Hospital
Project)	5.500%	8/15/18 (Prere.)	5,100	5,465
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s Hospital
Project)	5.000%	8/15/28	3,975	4,468
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s Hospital
Project)	5.000%	8/15/29	2,000	2,226
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s Hospital
Project)	5.000%	8/15/33	10,000	10,661
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s Hospital
Project)	5.000%	8/15/36	3,000	3,242
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s Hospital
Project)	5.000%	8/15/46	11,910	12,585
Northampton County PA General Purpose
Authority University Revenue (Lafayette College)	5.000%	11/1/32	4,000	4,473
Northampton County PA General Purpose
Authority University Revenue (Lafayette College)
VRDO	0.540%	12/7/16	1,000	1,000
Northampton County PA General Purpose
Authority University Revenue (Lafayette College)
VRDO	0.550%	12/7/16	900	900
Northampton County PA General Purpose
Authority University Revenue (Lehigh University)	5.000%	5/15/19 (Prere.)	2,595	2,820
Northampton County PA General Purpose
Authority University Revenue (Lehigh University)	4.000%	11/15/34	7,535	7,590
Northampton County PA General Purpose
Authority University Revenue (Lehigh University)	4.000%	11/15/35	4,090	4,110
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/32	1,775	1,804
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	1,016
2 Northeastern Pennsylvania Hospital & Educational
Authority Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,221
Northeastern Pennsylvania Hospital & Educational
Authority Revenue (Wilkes University Project)	5.000%	3/1/37	3,640	3,757
2 Northeastern Pennsylvania Hospital & Educational
Authority Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,151
OwenJ. Roberts Pennsylvania School District GO	5.000%	5/15/27	500	566
OwenJ. Roberts Pennsylvania School District GO	5.000%	5/15/28	500	565
OwenJ. Roberts Pennsylvania School District GO	4.000%	5/15/29	1,200	1,248
OwenJ. Roberts Pennsylvania School District GO	4.000%	5/15/30	1,900	1,963
Palmer Township PA GO	4.000%	5/15/29	1,435	1,491
Palmer Township PA GO	4.000%	5/15/30	1,495	1,542
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	8,085	8,947

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/29 (4)	2,000	1,217
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/30 (4)	3,710	2,115
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/31 (4)	3,000	3,416
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/36 (4)	6,045	2,519
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/38 (4)	5,525	2,092
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.250%	1/1/44 (4)	6,500	7,072
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/28	3,000	3,383
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	5,000	5,511
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	10,000	10,973
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/32	2,500	2,510
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	11,405	12,403
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/35	4,000	3,949
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/40	6,000	5,814
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/41	8,500	8,217
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43	4,500	4,820
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45	5,000	5,382
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/45	4,000	3,842
1 Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)
TOB VRDO	0.630%	12/7/16	3,610	3,610
1 Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)
TOB VRDO	0.650%	12/7/16	1,670	1,670
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,444
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	5,889
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,670

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	4,075	4,371
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	10,938
Pennsylvania GO	5.000%	8/1/17	10,000	10,268
Pennsylvania GO	5.000%	5/1/19	5,000	5,384
Pennsylvania GO	5.000%	7/1/19	15,000	16,219
Pennsylvania GO	5.000%	7/1/20	7,300	8,028
Pennsylvania GO	5.000%	11/15/20	8,740	9,656
Pennsylvania GO	5.375%	7/1/21	16,000	18,129
Pennsylvania GO	5.000%	7/1/22	10,000	11,315
Pennsylvania GO	4.000%	7/1/23	4,000	4,271
Pennsylvania GO	5.000%	8/15/24	5,000	5,705
Pennsylvania GO	5.000%	11/15/24	10,000	11,240
Pennsylvania GO	5.000%	3/15/25	11,795	13,463
Pennsylvania GO	5.000%	6/1/25	10,000	11,210
Pennsylvania GO	5.000%	11/15/25	10,000	11,220
Pennsylvania GO	5.000%	2/1/26	16,355	18,777
Pennsylvania GO	5.000%	6/1/26	10,000	11,186
Pennsylvania GO	5.000%	9/15/26	4,000	4,602
Pennsylvania GO	5.000%	11/15/26	6,705	7,500
Pennsylvania GO	5.000%	6/1/27	10,000	11,122
Pennsylvania GO	5.000%	9/15/27	20,000	22,954
Pennsylvania GO	5.000%	9/15/27	15,000	17,215
Pennsylvania GO	5.000%	3/15/28	18,550	20,958
Pennsylvania GO	5.000%	4/1/28	10,000	11,135
Pennsylvania GO	5.000%	6/1/28	5,000	5,544
Pennsylvania GO	4.000%	8/15/28 (4)	10,010	10,472
Pennsylvania GO	5.000%	9/15/28	10,350	11,784
Pennsylvania GO	4.000%	10/15/28	10,000	10,487
Pennsylvania GO	4.000%	4/1/29	10,000	10,374
Pennsylvania GO	4.000%	8/15/29 (4)	6,290	6,522
Pennsylvania GO	5.000%	11/15/29	5,000	5,568
Pennsylvania GO	4.000%	4/1/30	10,000	10,299
Pennsylvania GO	4.000%	6/15/30	10,000	10,150
Pennsylvania GO	4.000%	8/15/30 (4)	7,640	7,861
Pennsylvania GO	5.000%	10/15/30	6,650	7,383
Pennsylvania GO	4.000%	2/1/31	17,875	18,052
Pennsylvania GO	5.000%	10/15/31	14,955	16,555
Pennsylvania GO	4.000%	2/1/32	18,870	18,912
Pennsylvania GO	5.000%	6/1/32	8,115	8,813
Pennsylvania GO	5.000%	8/1/32	4,000	4,364
Pennsylvania GO	5.000%	10/15/32	15,000	16,537
Pennsylvania GO	4.000%	2/1/33	5,585	5,552
Pennsylvania GO	5.000%	8/1/33	4,000	4,345
Pennsylvania GO	4.000%	9/15/34	15,000	14,811
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/32	3,330	3,351
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/33	2,310	2,314
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/20	595	615

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/21	1,245	1,284
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/27	1,250	1,245
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/42	535	500
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/26	900	1,044
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	11/1/17 (Prere.)	9,600	9,957
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,616
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,397
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,333
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,196
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,098
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,750	1,929
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/33	3,320	3,644
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/34	3,000	3,278
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/35	2,600	2,841
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	10,007
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	532
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,416
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,715
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	3,968
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,793
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	5,911
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,055
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	6,007
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,304

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/24	1,055	1,156
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/27	1,175	1,266
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/28	1,250	1,338
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/32	2,000	2,098
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	2,000	2,088
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	1,400	1,442
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	4,940	5,053
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/17 (Prere.)	5,000	5,120
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/33	1,265	1,362
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/34	4,000	4,344
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	9,920	10,774
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,423
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	11,120	12,026
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	3,965	4,328
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	9/1/39 (2)	9,000	9,072
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	9/1/39	7,000	7,538
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	3/1/40	1,000	1,054
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	9/1/45	17,800	19,104
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50	10,000	10,827
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/28	4,000	4,298
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/28	4,015	4,677
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/31	4,000	4,163
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/34	2,200	2,248
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/35	2,275	2,328

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/36	1,400	1,428
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/21 (Prere.)	4,000	4,702
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/26	2,750	3,198
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/27	1,000	1,154
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/29	500	570
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,335
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	3,860	4,199
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	750	843
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/32	2,000	2,168
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/33	1,180	1,312
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/34	2,695	2,983
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/35	2,420	2,673
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	11,000	12,021
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/41	6,000	5,798
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	16,260	17,424
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/18 (Prere.)	1,800	1,929
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/18 (Prere.)	2,745	2,941
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/36	7,265	7,845
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/42	4,700	5,092

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue (University
Properties Inc.)	6.000%	7/1/21	2,125	2,317
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue (University
Properties Inc.)	5.000%	7/1/31	4,000	4,109
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue (University
Properties Inc.)	5.000%	7/1/42	2,500	2,547
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	1,205	1,253
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.500%	10/1/30	1,500	1,534
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/31	2,500	2,377
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.100%	10/1/36	5,000	4,470
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/36	4,500	4,182
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	1,525	1,493
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	2,000	2,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/41	4,000	3,488
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.100%	10/1/45	3,850	3,792
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.150%	10/1/45	1,400	1,368
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/46	3,000	3,093
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	2,000	2,181
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/25	1,610	1,760
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/31 (4)	18,305	18,307
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/32	2,750	3,022
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/33	2,000	2,188
Pennsylvania State University Revenue	5.000%	9/1/27	2,205	2,554
Pennsylvania State University Revenue	5.000%	9/1/27	4,810	5,571
Pennsylvania State University Revenue	5.000%	9/1/29	1,170	1,341
Pennsylvania State University Revenue	5.000%	9/1/29	4,565	5,234
Pennsylvania State University Revenue	5.000%	9/1/30	1,100	1,255
Pennsylvania State University Revenue	5.000%	9/1/30	6,900	7,870
Pennsylvania State University Revenue	5.000%	9/1/41	6,800	7,600
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/27	2,540	2,839
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/29	2,925	3,238
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	4,390	4,787

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,354
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	2,720	2,916
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/41	7,000	7,694
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,430	5,883
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue	5.000%	12/1/26 (2)	4,000	4,000
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue	5.000%	12/1/27 (2)	3,000	3,000
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue	5.000%	12/1/28	2,515	2,841
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue	5.000%	12/1/29	3,040	3,410
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue	5.000%	12/1/30	5,970	6,662
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue	0.000%	12/1/37	2,000	913
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	12,435	13,186
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/18 (Prere.)	17,920	19,069
3 Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	21,595	23,220
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	1,350	1,460
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	2,000	2,175
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	13,025	14,167
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	23,000	25,381
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19 (Prere.)	6,865	7,585
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	2,500	2,914
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	3,000	3,561
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	10,000	10,944
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	2,305	2,571
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,000	7,808
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,111
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29 (4)	3,565	4,025
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	8,375	9,262
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/29	2,525	2,920
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	5,066
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,720
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/30	2,500	2,880
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	9,500	10,536
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	7,090	7,705
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	10,000	11,046
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	5,410	5,847
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	1,264
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,183
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,800	10,790
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33	2,560	2,841
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	10,000	9,566
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,000	2,174
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	10,000	10,966
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34	4,410	4,848
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	10,000	10,665
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	9,650	10,349

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	7,615	8,208
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/38	8,145	8,661
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	2,478
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	8,048
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	10,500	11,127
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	8,650	9,191
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	16,040	17,139
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	2,000	2,177
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	2,000	2,196
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	8,001
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,200	7,736
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	5,400	5,761
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/40	20	21
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,365	6,157
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	15,135	16,256
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	10,180
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	5,300	5,766
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,900	7,487
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,000	6,510
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	2,640	2,881
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	10,000	10,564
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	4,700	5,049
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	8,000	8,608
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	1,485	1,568
PhiladelphiaPA Airport Parking Authority Revenue	5.125%	2/15/24 (2)	1,045	1,049
PhiladelphiaPA Airport Parking Authority Revenue	5.250%	9/1/24	4,025	4,414
PhiladelphiaPA Airport Parking Authority Revenue	5.125%	9/1/29	5,975	6,424
PhiladelphiaPA Airport Revenue	5.000%	6/15/23	3,000	3,254
PhiladelphiaPA Airport Revenue	5.000%	6/15/24	5,000	5,406
PhiladelphiaPA Airport Revenue	5.000%	6/15/25	8,505	9,195
PhiladelphiaPA Airport Revenue	5.250%	6/15/30	6,890	7,518
PhiladelphiaPA Authority for Industrial
Development Revenue (Cultural & Commercial
Corridors)	5.000%	12/1/27	960	1,073
PhiladelphiaPA Authority for Industrial
Development Revenue (Cultural & Commercial
Corridors)	5.000%	12/1/28	3,885	4,321
PhiladelphiaPA Authority for Industrial
Development Revenue (Cultural & Commercial
Corridors)	5.000%	12/1/31	1,130	1,239
PhiladelphiaPA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/28	1,500	1,692
PhiladelphiaPA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/29	3,500	3,922
PhiladelphiaPA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/33	8,075	8,858
PhiladelphiaPA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/36	4,750	5,164
PhiladelphiaPA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/40	7,430	8,039
PhiladelphiaPA Authority for Industrial
Development Revenue (The Children’s Hospital
of Philadelphia Project)	4.000%	7/1/44	10,900	10,756
PhiladelphiaPA Gas Works Revenue	5.000%	8/1/17 (4)(ETM)	25	26

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
PhiladelphiaPA Gas Works Revenue	5.000%	10/1/17 (Prere.)	3,000	3,103
PhiladelphiaPA Gas Works Revenue	5.000%	10/1/17 (2)	25	26
PhiladelphiaPA Gas Works Revenue	5.000%	10/1/17 (Prere.)	1,475	1,525
PhiladelphiaPA Gas Works Revenue	5.000%	10/1/17 (Prere.)	60	62
PhiladelphiaPA Gas Works Revenue	5.000%	7/1/18 (4)	5	5
PhiladelphiaPA Gas Works Revenue	3.500%	8/1/18 (4)	75	78
PhiladelphiaPA Gas Works Revenue	5.000%	8/1/19 (4)	10	11
PhiladelphiaPA Gas Works Revenue	5.000%	7/1/20 (4)	15	17
PhiladelphiaPA Gas Works Revenue	5.000%	8/1/20 (Prere.)	25	28
PhiladelphiaPA Gas Works Revenue	5.250%	8/1/20 (Prere.)	40	45
PhiladelphiaPA Gas Works Revenue	5.250%	8/1/20 (Prere.)	55	62
PhiladelphiaPA Gas Works Revenue	5.000%	7/1/22 (4)	10	11
PhiladelphiaPA Gas Works Revenue	5.000%	10/1/26	4,000	4,511
PhiladelphiaPA Gas Works Revenue	5.000%	10/1/27	4,055	4,612
PhiladelphiaPA Gas Works Revenue	5.000%	10/1/27 (2)	275	282
PhiladelphiaPA Gas Works Revenue	5.000%	10/1/28 (2)	15	15
PhiladelphiaPA Gas Works Revenue	5.000%	8/1/29	2,000	2,204
PhiladelphiaPA Gas Works Revenue	5.000%	8/1/30	2,000	2,188
PhiladelphiaPA Gas Works Revenue	5.000%	8/1/31	1,750	1,906
PhiladelphiaPA Gas Works Revenue	5.000%	8/1/32	2,000	2,168
PhiladelphiaPA Gas Works Revenue	4.000%	10/1/35	2,000	2,005
PhiladelphiaPA Gas Works Revenue	4.000%	10/1/37	1,120	1,115
PhiladelphiaPA Gas Works Revenue	5.250%	8/1/40 (4)	65	71
PhiladelphiaPA Gas Works Revenue	5.250%	8/1/40	90	98
PhiladelphiaPA GO	5.000%	8/1/28	4,000	4,460
PhiladelphiaPA GO	5.000%	8/1/30	4,000	4,406
PhiladelphiaPA GO	5.250%	7/15/33	3,585	3,994
PhiladelphiaPA GO	6.000%	8/1/36	7,430	8,416
PhiladelphiaPA GO	6.500%	8/1/41	3,785	4,335
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project)	5.000%	7/1/32	21,155	23,192
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project)	4.500%	7/1/37	410	413
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,716
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.530%	12/1/16	1,250	1,250
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.530%	12/1/16	12,000	12,000
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	3,000	3,025
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/34	640	644
PhiladelphiaPA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	2,850	3,040
PhiladelphiaPA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,529
PhiladelphiaPA Municipal Authority Revenue	6.500%	4/1/39	9,500	10,315

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
PhiladelphiaPA Redevelopment Authority Revenue	5.000%	4/15/27	2,000	2,211
PhiladelphiaPA Redevelopment Authority Revenue	5.000%	4/15/28	3,000	3,295
PhiladelphiaPA School District GO	6.000%	9/1/18 (Prere.)	5	5
PhiladelphiaPA School District GO	6.000%	9/1/18 (Prere.)	19,645	21,255
PhiladelphiaPA School District GO	6.000%	9/1/18 (Prere.)	295	319
PhiladelphiaPA School District GO	6.000%	9/1/18 (Prere.)	10	11
PhiladelphiaPA School District GO	6.000%	9/1/18 (Prere.)	20	22
PhiladelphiaPA School District GO	6.000%	9/1/18 (Prere.)	20	22
PhiladelphiaPA School District GO	6.000%	9/1/18 (Prere.)	5	5
PhiladelphiaPA School District GO	5.250%	9/1/22	7,500	8,076
PhiladelphiaPA School District GO	5.250%	9/1/23	7,500	8,065
PhiladelphiaPA School District GO	5.000%	6/1/26 (14)	5,000	5,435
PhiladelphiaPA School District GO	5.000%	9/1/27	2,415	2,604
PhiladelphiaPA School District GO	5.000%	9/1/27 (15)	5,000	5,535
PhiladelphiaPA School District GO	5.000%	9/1/28	5,000	5,403
PhiladelphiaPA School District GO	5.000%	9/1/29	2,665	2,841
PhiladelphiaPA School District GO	5.000%	9/1/29	5,000	5,361
PhiladelphiaPA School District GO	5.000%	9/1/31	2,000	2,109
PhiladelphiaPA School District GO	5.000%	9/1/35	2,500	2,618
PhiladelphiaPA School District GO	5.000%	9/1/36	2,000	2,088
PhiladelphiaPA School District GO	5.000%	9/1/37	2,000	2,085
PhiladelphiaPA School District GO	5.000%	9/1/38	2,000	2,080
PhiladelphiaPA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	986
PhiladelphiaPA Water & Waste Water Revenue	5.250%	1/1/19 (Prere.)	9,985	10,783
PhiladelphiaPA Water & Waste Water Revenue	5.000%	10/1/28	2,000	2,300
PhiladelphiaPA Water & Waste Water Revenue	5.000%	7/1/30	4,000	4,448
PhiladelphiaPA Water & Waste Water Revenue	4.000%	10/1/31	6,210	6,299
PhiladelphiaPA Water & Waste Water Revenue	5.000%	7/1/32	5,000	5,509
PhiladelphiaPA Water & Waste Water Revenue	4.000%	10/1/32	6,440	6,492
PhiladelphiaPA Water & Waste Water Revenue	4.000%	7/1/34	6,000	6,004
PhiladelphiaPA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,588
PhiladelphiaPA Water & Waste Water Revenue	5.000%	1/1/36	10,500	11,407
PhiladelphiaPA Water & Waste Water Revenue	5.000%	7/1/40	10,000	10,723
PhiladelphiaPA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,588
PhiladelphiaPA Water & Waste Water Revenue	5.000%	1/1/41	7,210	7,847
PhiladelphiaPA Water & Waste Water Revenue	5.125%	1/1/43	9,000	9,728
PhiladelphiaPA Water & Waste Water Revenue	5.000%	7/1/43	4,375	4,682
PhiladelphiaPA Water & Waste Water Revenue	5.000%	7/1/45	19,600	20,950
PhiladelphiaPA Water & Waste Water Revenue
VRDO	0.540%	12/7/16 LOC	6,500	6,500
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/26 (4)	3,030	3,341
Pittsburgh PA GO	5.000%	9/1/28 (15)	1,500	1,708
Pittsburgh PA GO	5.000%	9/1/31 (15)	1,120	1,255
Pittsburgh PA School District GO	5.000%	9/1/24	1,000	1,110
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27 (14)	10,830	7,471
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/29 (14)	10,000	6,318
Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/36	5,000	5,566
Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/40	5,000	5,531
Pittsburgh PA Water & Sewer Authority Revenue
VRDO	0.550%	12/7/16 LOC	1,800	1,800
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,350
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	1,995	2,016

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke’s
Hospital Obligated Group)	5.000%	8/15/40	3,750	3,970
2 Pottsville PA Hospital Authority Revenue (Lehigh
Valley Health Network)	5.000%	7/1/41	4,000	4,263
2 Pottsville PA Hospital Authority Revenue (Lehigh
Valley Health Network)	5.000%	7/1/45	8,000	8,499
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,104
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/17 (Prere.)	4,075	4,227
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/37	2,500	2,682
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27	1,765	1,976
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/28	1,865	2,072
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/29	1,335	1,473
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,180	1,290
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	1,250	1,361
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/32	1,695	1,836
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial Hospital
Project)	5.750%	7/1/18 (ETM)	2,055	2,144
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/27	1,480	1,621
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/29	1,090	1,180
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	11,440	12,252
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	8,560	9,001
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28	2,775	3,124
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29	1,500	1,678
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,130	1,229
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44	2,500	2,687
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,641
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,417

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,446
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	1,505	1,641
State College PA Area School District GO	5.000%	3/15/34	2,000	2,208
State College PA Area School District GO	5.000%	3/15/40	3,000	3,267
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,212
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/29 (15)	1,210	1,350
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/30 (15)	1,035	1,147
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/28	2,370	2,653
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/33	1,025	1,116
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	6,910
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/34	2,125	2,304
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/35	1,510	1,635
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	1,250	1,353
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/30 (4)	16,480	17,842
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/32 (4)	3,655	3,917
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/33 (4)	1,400	1,494
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/34	6,000	6,324
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33	5,000	4,710
SwarthmoreBorough PA Authority College
Revenue	5.000%	9/15/29	400	459
SwarthmoreBorough PA Authority College
Revenue	5.000%	9/15/30	1,020	1,166
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/32	1,000	1,129

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Union County PA Higher Educational Facilities
Financing Authority University Revenue (Bucknell
University)	5.000%	4/1/37	2,000	2,219
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,219
Unionville-Chadds Ford PA School District GO	5.000%	6/1/19 (Prere.)	6,440	7,003
Unionville-Chadds Ford PA School District GO	5.000%	6/1/30	1,575	1,831
Unionville-Chadds Ford PA School District GO	4.000%	6/1/31	1,500	1,560
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	15,369
Upper Merion PA Area School District GO	5.000%	1/15/34	650	721
Upper Merion PA Area School District GO	5.000%	1/15/36	1,000	1,104
Upper Merion PA Area School District GO	5.000%	1/15/38	550	605
Washington County PA Hospital Authority
Revenue (Washington Hospital Project) VRDO	0.530%	12/1/16 LOC	4,100	4,100
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.000%	1/1/26	655	743
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	5.625%	1/1/32	5,600	6,319
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/22	1,000	1,096
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/25	1,605	1,775
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/30	1,500	1,597
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/35	1,750	1,821
West View PA Municipal Authority Water Revenue	5.000%	11/15/33	1,500	1,686
West View PA Municipal Authority Water Revenue	5.000%	11/15/34	1,500	1,681
West York PA Area School District GO	5.000%	4/1/33	4,245	4,601
1 Westmoreland County Municipal Authority
Revenue TOB VRDO	0.700%	12/7/16	7,500	7,500
1 Westmoreland County PA Industrial
Development Authority Revenue	4.720%	7/1/35	3,000	3,008
Westmoreland County PA Industrial
Development Authority Revenue (Excela Health
Project)	5.125%	7/1/30	1,500	1,591
Westmoreland County PA Municipal Authority
Revenue	6.125%	7/1/17 (ETM)	660	680
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/28 (15)	2,000	2,243
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/33	9,465	10,348
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	7,895	8,548
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/42 (15)	2,750	2,965
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	4,132
2 Wilkes-Barre PA Area School District GO	5.000%	8/1/27 (15)	1,240	1,372

Pennsylvania Long-Term Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
2	Wilkes-Barre PA Area School District GO	5.000%	8/1/28 (15)	1,540	1,693
2	Wilkes-Barre PA Area School District GO	5.000%	8/1/29 (15)	1,860	2,030
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	2,315	2,553
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/31	2,430	2,672
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/34	1,000	1,085
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	4,110	4,464
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,376
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/17 (Prere.)	1,315	1,328
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	885	894
York County PA GO	5.000%	6/1/31	2,180	2,475
York County PA GO	5.000%	6/1/38	5,000	5,525
3,437,724
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,179
Guam Power Authority Revenue	5.000%	10/1/27	1,000	1,089
6,268
Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	12
Total Tax-Exempt Municipal Bonds (Cost $3,398,318)	3,444,004

Amount
($000)
Other Assets and Liabilities (-1.6%)
Other Assets
Investment in Vanguard	275
Receivables for Accrued Income	48,423
Receivables for Capital Shares Issued	973
Other Assets[3]	984
Total Other Assets	50,655
Liabilities
Payables for Investment Securities Purchased	(90,060)
Payables for Capital Shares Redeemed	(7,480)
Payables for Distributions	(3,574)
Payables to Vanguard	(3,678)
Other Liabilities	(260)
Total Liabilities	(105,052)
Net Assets (100%)	3,389,607

Pennsylvania Long-Term Tax-Exempt Fund

At November 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	3,329,367
Overdistributed Net Investment Income	(1)
Accumulated Net Realized Gains	14,611
Unrealized Appreciation (Depreciation)
Investment Securities	45,686
Futures Contracts	(56)
Net Assets	3,389,607

Investor Shares—Net Assets
Applicable to 27,883,287 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	314,046
Net Asset Value Per Share—Investor Shares	$11.26

Admiral Shares—Net Assets
Applicable to 273,071,007 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,075,561
Net Asset Value Per Share—Admiral Shares	$11.26

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate value of these securities was $67,153,000, representing 2.0% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2016.
3 Securities with a value of $672,000 and cash of $147,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2016
($000)
Investment Income
Income
Interest	127,235
Total Income	127,235
Expenses
The Vanguard Group—Note B
Investment Advisory Services	373
Management and Administrative—Investor Shares	521
Management and Administrative—Admiral Shares	2,167
Marketing and Distribution—Investor Shares	84
Marketing and Distribution—Admiral Shares	231
Custodian Fees	40
Auditing Fees	36
Shareholders’ Reports—Investor Shares	17
Shareholders’ Reports—Admiral Shares	11
Trustees’ Fees and Expenses	2
Total Expenses	3,482
Net Investment Income	123,753
Realized Net Gain (Loss)
Investment Securities Sold	20,172
Futures Contracts	(1,328)
Realized Net Gain (Loss)	18,844
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(135,120)
Futures Contracts	(59)
Change in Unrealized Appreciation (Depreciation)	(135,179)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,418

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	123,753	118,069
Realized Net Gain (Loss)	18,844	12,830
Change in Unrealized Appreciation (Depreciation)	(135,179)	(12,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,418	118,560
Distributions
Net Investment Income
Investor Shares	(12,145)	(12,707)
Admiral Shares	(111,612)	(105,287)
Realized Capital Gain[1]
Investor Shares	(1,161)	(705)
Admiral Shares	(9,594)	(5,574)
Total Distributions	(134,512)	(124,273)
Capital Share Transactions
Investor Shares	(21,169)	(4,316)
Admiral Shares	267,730	148,306
Net Increase (Decrease) from Capital Share Transactions	246,561	143,990
Total Increase (Decrease)	119,467	138,277
Net Assets
Beginning of Period	3,270,140	3,131,863
End of Period[2]	3,389,607	3,270,140
1 Includes fiscal 2016 and 2015 short-term gain distributions totaling $197,000 and $724,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,000) and $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.67	$11.69	$11.04	$11.93	$11.20
Investment Operations
Net Investment Income	.411	.421	.427	. 422	. 421
Net Realized and Unrealized Gain (Loss)
on Investments	(.371)	.003	.650	(.890)	.730
Total from Investment Operations	.040	.424	1.077	(.468)	1.151
Distributions
Dividends from Net Investment Income	(. 411)	(.421)	(.427)	(. 422)	(. 421)
Distributions from Realized Capital Gains	(.039)	(.023)	—	—	—
Total Distributions	(.450)	(.444)	(.427)	(. 422)	(. 421)
Net Asset Value, End of Period	$11.26	$11.67	$11.69	$11.04	$11.93

Total Return[1]	0.22%	3.70%	9.90%	-3.96%	10.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$314	$346	$351	$381	$490
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.47%	3.62%	3.73%	3.70%	3.62%
Portfolio Turnover Rate	19%	16%	16%	17%	17%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.67	$11.69	$11.04	$11.93	$11.20
Investment Operations
Net Investment Income	.423	. 431.436		.431	.430
Net Realized and Unrealized Gain (Loss)
on Investments	(.371)	.003	.650	(.890)	.730
Total from Investment Operations	.052	.434	1.086	(.459)	1.160
Distributions
Dividends from Net Investment Income	(. 423)	(. 431)	(.436)	(.431)	(.430)
Distributions from Realized Capital Gains	(.039)	(.023)	—	—	—
Total Distributions	(.462)	(. 454)	(.436)	(.431)	(.430)
Net Asset Value, End of Period	$11.26	$11.67	$11.69	$11.04	$11.93

Total Return[1]	0.32%	3.79%	9.99%	-3.89%	10.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,076	$2,924	$2,780	$2,492	$2,831
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.57%	3.70%	3.81%	3.78%	3.70%
Portfolio Turnover Rate	19%	16%	16%	17%	17%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.

The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

Pennsylvania Long-Term Tax-Exempt Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2016, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2016, the fund had contributed to Vanguard capital in the amount of $275,000, representing 0.01% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

62

Pennsylvania Long-Term Tax-Exempt Fund

The following table summarizes the market value of the fund’s investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,444,004	—
Futures Contracts—Liabilities[1]	(260)	—	—
Total	(260)	3,444,004	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2017	127	15,814	(24)
5-Year U.S. Treasury Note	March 2017	133	15,673	(32)
				(56)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $1,499,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at November 30, 2016, the fund had short-term and long-term capital gains of $305,000 and $16,023,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At November 30, 2016, the cost of investment securities for tax purposes was $3,400,092,000. Net unrealized appreciation of investment securities for tax purposes was $43,912,000, consisting of unrealized gains of $106,776,000 on securities that had risen in value since their purchase and $62,864,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended November 30, 2016, the fund purchased $943,263,000 of investment securities and sold $627,634,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2016, such purchases and sales were $315,890,000 and $407,492,000, respectively; these amounts are included in purchases and sales of investment securities noted above.

Pennsylvania Long-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

	Year Ended November 30,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	111,334	9,414	76,951	6,593
Issued in Lieu of Cash Distributions	10,952	927	10,981	941
Redeemed	(143,455)	(12,126)	(92,248)	(7,930)
Net Increase (Decrease)—Investor Shares	(21,169)	(1,785)	(4,316)	(396)
Admiral Shares
Issued	496,637	41,918	359,005	30,785
Issued in Lieu of Cash Distributions	78,480	6,645	72,298	6,199
Redeemed	(307,387)	(26,068)	(282,997)	(24,308)
Net Increase (Decrease)—Admiral Shares	267,730	22,495	148,306	12,676

H. Management has determined that no material events or transactions occurred subsequent to November 30, 2016, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Pennsylvania Tax-Free Funds and the Shareholders of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund (constituting Vanguard Pennsylvania Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 12, 2017

Special 2016 tax information (unaudited) for Vanguard Pennsylvania Tax-Exempt Funds

This information for the fiscal year ended November 30, 2016, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

The Long-Term Tax-Exempt Fund distributed $12,030,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds are qualified short-term capital gains.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2016	11/30/2016	Period
Based on Actual Fund Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,002.03	$0.80
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$963.44	$0.88
Admiral Shares	1,000.00	964.02	0.29
Based on Hypothetical 5% Yearly Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,024.20	$0.81
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.10	$0.91
Admiral Shares	1,000.00	1,024.70	0.30

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.16%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.18% for
Investor Shares and 0.06% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Pennsylvania Tax-Exempt
Money Market Funds Average through August 31, 2013; Other States Tax-Exempt Money Market
Funds Average thereafter.

This page intentionally left blank.

The Vanguard Municipal Bond Funds are not sponsored, endorsed, issued, sold, or promoted by Barclays Risk Analytics and
Index Solutions Limited or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the Vanguard Municipal Bond Funds or any member of the public regarding the advisability of investing in securities generally or in the Vanguard Municipal Bond Funds particularly or the ability of the Bloomberg Barclays
Indices to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard
Municipal Bond Funds with respect to any person or entity. Barclays’ only relationship to Vanguard and the Vanguard Municipal
Bond Funds is the licensing of the Bloomberg Barclays Indices, which are determined, composed, and calculated by Barclays without regard to Vanguard or the Vanguard Municipal Bond Funds or any owners or purchasers of the Vanguard Municipal
Bond Funds. Barclays has no obligation to take the needs of Vanguard, the Vanguard Municipal Bond Funds, or the owners of the Vanguard Municipal Bond Funds into consideration in determining, composing, or calculating the Bloomberg Barclays
Indices. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Vanguard Municipal Bond Funds to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of the Vanguard Municipal Bond Funds.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE
INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES
NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD MUNICIPAL
BOND FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN
CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT
TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF
THE BLOOMBERG BARCLAYS INDICES, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY
INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES.
BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES
OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA
INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY
INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

© 2017 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2017, Barclays. All rights reserved.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q770 012017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2016: $66,000
Fiscal Year Ended November 30, 2015: $63,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2016: $9,629,849
Fiscal Year Ended November 30, 2015: $7,000,200

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2016: $2,717,627
Fiscal Year Ended November 30, 2015: $2,899,096

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended November 30, 2016: $254,050
Fiscal Year Ended November 30, 2015: $353,389

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended November 30, 2016: $214,225
Fiscal Year Ended November 30, 2015: $202,313

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2016: $468,275
Fiscal Year Ended November 30, 2015: $555,702

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 17, 2017
VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 17, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.